Stock Incentive Plans - Employee Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 3,803	$ 2,456
Marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	548	366
Research, development and medical affairs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	981	504
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 2,274	$ 1,586